Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001563880
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Trevi Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38886
Entity Tax Identification Number	45-0834299
Entity Address, Address Line One	195 Church Street
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	(203)
Local Phone Number	304-2499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	TRVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false